United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/11

Date of Reporting Period:  Six months ended 05/31/11

Item 1.                      Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2011

Share Class	Ticker
A	STIAX
B	SINBX
C	SINCX
F	STFSX
IS	STISX

Federated Strategic Income Fund

Fund Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Table
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.10	$8.75	$6.72	$8.83	$8.86	$8.55
Income From Investment Operations:
Net investment income	0.28[1]	0.56[1]	0.54[1]	0.51[1]	0.46[1]	0.46[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.18	0.34	2.06	(2.06)	(0.02)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.90	2.60	(1.55)	0.44	0.80
Less Distributions:
Distributions from net investment income	(0.29)	(0.55)	(0.57)	(0.51)	(0.47)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.29)	(0.55)	(0.57)	(0.56)	(0.47)	(0.49)
Net Asset Value, End of Period	$9.27	$9.10	$8.75	$6.72	$8.83	$8.86
Total Return[2]	5.12%	10.61%	40.31%	(18.63)%	5.09%	9.69%
Ratios to Average Net Assets:
Net expenses	1.26%[3]	1.26%	1.27%	1.28%	1.28%	1.26%
Net investment income	6.05%[3]	6.31%	6.92%	6.02%	5.22%	5.34%
Expense waiver/reimbursement[4]	0.07%[3]	0.08%	0.10%	0.08%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$658,310	$632,690	$582,883	$427,157	$614,792	$517,818
Portfolio turnover	17%	25%	27%	28%	25%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.10	$8.74	$6.71	$8.82	$8.85	$8.54
Income From Investment Operations:
Net investment income	0.24[1]	0.49[1]	0.48[1]	0.44[1]	0.40[1]	0.40[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.17	0.35	2.06	(2.06)	(0.03)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.84	2.54	(1.62)	0.37	0.74
Less Distributions:
Distributions from net investment income	(0.25)	(0.48)	(0.51)	(0.44)	(0.40)	(0.43)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.25)	(0.48)	(0.51)	(0.49)	(0.40)	(0.43)
Net Asset Value, End of Period	$9.26	$9.10	$8.74	$6.71	$8.82	$8.85
Total Return[2]	4.62%	9.91%	39.31%	(19.27)%	4.31%	8.87%
Ratios to Average Net Assets:
Net expenses	2.01%[3]	2.01%	2.02%	2.03%	2.03%	2.01%
Net investment income	5.32%[3]	5.55%	6.23%	5.23%	4.50%	4.59%
Expense waiver/reimbursement[4]	0.07%[3]	0.08%	0.10%	0.08%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,514	$161,508	$185,180	$172,037	$297,547	$402,926
Portfolio turnover	17%	25%	27%	28%	25%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.10	$8.74	$6.72	$8.83	$8.85	$8.55
Income From Investment Operations:
Net investment income	0.24[1]	0.50[1]	0.48[1]	0.44[1]	0.40[1]	0.40[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.17	0.34	2.05	(2.06)	(0.02)	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.84	2.53	(1.62)	0.38	0.73
Less Distributions:
Distributions from net investment income	(0.25)	(0.48)	(0.51)	(0.44)	(0.40)	(0.43)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.25)	(0.48)	(0.51)	(0.49)	(0.40)	(0.43)
Net Asset Value, End of Period	$9.26	$9.10	$8.74	$6.72	$8.83	$8.85
Total Return[2]	4.62%	9.92%	39.12%	(19.23)%	4.43%	8.75%
Ratios to Average Net Assets:
Net expenses	2.01%[3]	2.01%	2.02%	2.02%	2.03%	2.01%
Net investment income	5.31%[3]	5.57%	6.15%	5.29%	4.48%	4.59%
Expense waiver/reimbursement[4]	0.07%[3]	0.08%	0.10%	0.08%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$236,453	$222,727	$178,659	$117,202	$154,920	$139,618
Portfolio turnover	17%	25%	27%	28%	25%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.06	$8.71	$6.69	$8.80	$8.83	$8.52
Income From Investment Operations:
Net investment income	0.28[1]	0.56[1]	0.54[1]	0.50[1]	0.46[1]	0.46[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.18	0.34	2.05	(2.05)	(0.02)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.90	2.59	(1.55)	0.44	0.80
Less Distributions:
Distributions from net investment income	(0.29)	(0.55)	(0.57)	(0.51)	(0.47)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.29)	(0.55)	(0.57)	(0.56)	(0.47)	(0.49)
Net Asset Value, End of Period	$9.23	$9.06	$8.71	$6.69	$8.80	$8.83
Total Return[2]	5.15%	10.66%	40.33%	(18.69)%	5.12%	9.73%
Ratios to Average Net Assets:
Net expenses	1.26%[3]	1.26%	1.27%	1.27%	1.27%	1.26%
Net investment income	6.05%[3]	6.32%	6.91%	6.04%	5.23%	5.34%
Expense waiver/reimbursement[4]	0.07%[3]	0.13%	0.15%	0.21%	0.57%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,682	$52,015	$41,233	$28,724	$38,638	$33,650
Portfolio turnover	17%	25%	27%	28%	25%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,		Period Ended 11/30/2008[1]
		2010	2009
Net Asset Value, Beginning of Period	$9.07	$8.72	$6.70	$8.72
Income From Investment Operations:
Net investment income	0.28[2]	0.59[2]	0.54[2]	0.46[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.19	0.33	2.07	(2.04)
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.92	2.61	(1.58)
Less Distributions:
Distributions from net investment income	(0.30)	(0.57)	(0.59)	(0.44)
Net Asset Value, End of Period	$9.24	$9.07	$8.72	$6.70
Total Return[3]	5.27%	10.91%	40.61%	(18.87)%
Ratios to Average Net Assets:
Net expenses	1.01%[4]	1.01%	1.02%	1.02%[4]
Net investment income	6.22%[4]	6.63%	6.78%	6.78%[4]
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.09%	0.08%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$141,291	$72,035	$12,839	$1,663
Portfolio turnover	17%	25%	27%	28%[6]
1	Reflects operations for the period from January 28, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2008.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,051.20	$6.44
Class B Shares	$1,000	$1,046.20	$10.25
Class C Shares	$1,000	$1,046.20	$10.25
Class F Shares	$1,000	$1,051.50	$6.44
Institutional Shares	$1,000	$1,052.70	$5.17
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.34
Class B Shares	$1,000	$1,014.91	$10.10
Class C Shares	$1,000	$1,014.91	$10.10
Class F Shares	$1,000	$1,018.65	$6.34
Institutional Shares	$1,000	$1,019.90	$5.09
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.26%
Class B Shares	2.01%
Class C Shares	2.01%
Class F Shares	1.26%
Institutional Shares	1.01%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	56.1%
Foreign Government Securities	27.0%
Mortgage-Backed Securities[3]	6.1%
Collateralized Mortgage Obligations	5.3%
U.S. Treasury Securities	2.4%
Trade Finance Agreements	0.5%
Asset-Backed Securities[4]	0.0%
Derivative Contracts[5]	0.1%
Other Security Types[6]	0.3%
Cash Equivalents[7]	2.3%
Other Assets and Liabilities — Net[8]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stock, preferred stock and warrants.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2011 (unaudited)

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		U.S. Corporate Bonds – 0.5%
		Basic Industry - Chemicals – 0.2%
$1,416,650	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/01/2020	1,310,401
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.25%, 1/15/2027	1,487,500
		TOTAL	2,797,901
		Basic Industry - Paper – 0.0%
250,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 6/1/2013	0
337,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	363,864
		TOTAL	363,864
		Consumer Cyclical - Automotive – 0.0%
775,000	[3,4]	General Motors Corp., Note, 9.450%, 11/01/2011	27,125
		Financial Institution - Banking – 0.1%
1,672,461	[1,2]	Regional Diversified Funding, 9.250%, 03/15/2030	1,279,701
		Financial Institution - Finance Noncaptive – 0.1%
500,000		Susa Partnership LP, 8.200%, 6/01/2017	616,601
		Financial Institution - Insurance - Life – 0.0%
500,000	[1]	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	535,242
		Financial Institution - Insurance - P&C – 0.1%
500,000	[1,2]	USF&G Cap, 8.312%, 7/1/2046	539,676
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $5,857,160)	6,160,110
		International Bonds – 0.4%
		Australian Dollar – 0.2%
		Sovereign – 0.2%
2,640,000		New South Wales Treasury Corp, Series 17, 5.500%, 03/01/2017	2,840,001
		Norwegian Krone – 0.2%
		Banking – 0.2%
10,500,000		KFW, Foreign Gov't. Guarantee, Series EMTN, 4.000%, 12/15/2014	1,979,627
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $4,321,903)	4,819,628
		Governments/Agencies – 8.0%
		British Pound – 0.8%
		Sovereign – 0.8%
3,410,000		United Kingdom, Government of, 4.750%, 03/07/2020	6,268,894
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares		Value in U.S. Dollars
2,179,000	United Kingdom, Government of, Bond, 4.750%, 09/07/2015	3,989,353
	TOTAL BRITISH POUND	10,258,247
	Canadian Dollar – 0.7%
	Sovereign – 0.7%
3,250,000	Canada, Government of, 4.500%, 06/01/2015	3,658,711
3,400,000	Canada, Government of, 4.000%, 06/01/2017	3,795,781
1,320,000	Canada, Government of, Bond, 4.000%, 06/01/2016	1,469,664
	TOTAL CANADIAN DOLLAR	8,924,156
	Danish Krone – 0.2%
	Sovereign – 0.2%
9,880,000	Denmark, Government of, 4.000%, 11/15/2015	2,037,357
	Euro – 2.7%
	Sovereign – 2.7%
1,650,000	Belgium, Government of, Series 59, 2.750%, 03/28/2016	2,306,437
3,900,000	Bundesschatzanweisungen, Bond, Series 1, 1.000%, 03/16/2012	5,598,962
5,250,000	Buoni Poliennali Del Tes, Bond, 4.25%, 2/01/2015	7,714,689
4,000,000	French Treasury Note, Note, 0.750%, 09/20/2012	5,702,046
2,600,000	Germany, Government of, Bond, Series 0301, 4.750%, 07/04/2034	4,379,611
1,400,000	Germany, Government of, Bond, Series 05, 3.250%, 07/04/2015	2,100,063
4,000,000	Germany, Government of, Series 0303, 4.25%, 1/04/2014	6,116,921
	TOTAL EURO	33,918,729
	Japanese Yen – 3.0%
	Sovereign – 3.0%
421,950,000	Japan, Government of, 0.400%, 06/20/2015	5,188,779
443,000,000	Japan, Government of, 1.600%, 12/20/2015	5,729,972
430,000,000	Japan, Government of, Bond, Series 250, 0.500%, 06/20/2013	5,309,358
465,000,000	Japan, Government of, Series 286, 1.800%, 06/20/2017	6,120,452
490,000,000	Japan, Government of, Sr. Unsecd. Note, Series 298, 1.300%, 12/20/2018	6,225,862
299,000,000	Japan-262 (10 Year Issue), Series 262, 1.900%, 06/20/2014	3,851,425
335,000,000	Japan-309, Sr. Unsecd. Note, Series 309, 1.100%, 06/20/2020	4,126,981
	TOTAL JAPANESE YEN	36,552,829
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		Swedish Krona – 0.6%
		Sovereign – 0.6%
45,550,000		Sweden, Government of, Series 1049, 4.500%, 08/12/2015	7,926,495
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $92,742,320)	99,617,813
		Asset-Backed Securities – 0.0%
		Home Equity Loan – 0.0%
$11,305	[1,2]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029 (IDENTIFIED COST $11,305)	9,383
		Collateralized Mortgage Obligations – 4.9%
		Non-Agency Mortgage – 0.0%
7,506	[1]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	6,243
		Commercial Mortgage – 4.9%
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, 5.451%, 01/15/2049	5,381,401
2,967,490	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1 A1, 3.156%, 7/10/2046	3,025,309
4,798,266	[1,2]	GS Mortgage Securities Corporation 2010-C1 A1, 3.679%, 8/03/2015	4,975,136
3,000,000	[1,2]	GS Mortgage Securities Corporation 2010-C2 A2, 5.162%, 12/10/2043	3,196,845
3,922,163	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1 A1, 3.853%, 6/15/2043	4,094,359
5,000,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	5,464,216
3,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C2 A3, 4.070%, 11/15/2043	2,992,097
3,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A A4, 4.717%, 2/15/2046	3,130,043
2,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A B, 5.013%, 2/15/2046	2,051,674
5,000,000		JP Morgan Chase Commercial Mortgage Securities A4, 5.746%, 2/12/2049	5,509,241
4,000,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	4,365,235
3,000,000	[1,2]	Morgan Stanley Capital I 2011-C1 A4, 5.033%, 9/15/2047	3,225,221
2,000,000	[1,2]	Morgan Stanley Capital I 2011-C1 B, 5.257%, 9/15/2047	2,130,638
5,000,000		Morgan Stanley Capital, Inc. A4, 5.880%, 6/11/2049	5,526,058
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
$5,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1 A2, 4.393%, 11/15/2043	5,042,981
		TOTAL	60,110,454
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $57,148,176)	60,116,697
		Mortgage-Backed SecuritIES – 0.0%
		Government National Mortgage Association – 0.0%
90		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $102)	90
		COMMON STOCK – 0.0%
		Automobiles – 0.0%
2,985	[3]	General Motors Co. (IDENTIFIED COST $452,651)	94,953
		WARRANTS – 0.0%
		Automotive – 0.0%
2,714	[3]	General Motors Co., Expiration Date 7/10/2016	61,581
2,714	[3]	General Motors Co., Expiration Date 7/10/2019	45,242
		TOTAL WARRANTS (IDENTIFIED COST $513,658)	106,823
		Preferred Stocks – 0.0%
		Financial Institution - Brokerage – 0.0%
40,000	[3,4]	Lehman Brothers Holdings, Pfd., Series D, 5.670%	1,600
		Financial Institution - REITs – 0.0%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend	564,300
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,407)	565,900
		U.S. Treasury – 2.4%
		U.S. Treasury Bond – 1.7%
$20,000,000		United States Treasury Bond, 4.750%, 2/15/2041	21,835,938
		U.S. Treasury Note – 0.7%
8,000,000		United States Treasury Note, 3.625%, 2/15/2021	8,413,125
		TOTAL U.S. TREASURY (IDENTIFIED COST $29,790,625)	30,249,063
		MUTUAL FUNDS – 83.3%[6]
12,707,855		Emerging Markets Fixed Income Core Fund	362,019,719
7,740,805		Federated Mortgage Core Portfolio	78,569,174
6,630,722	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14%	6,630,722
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares		Value in U.S. Dollars
649,484	Federated Project and Trade Finance Core Fund	6,475,358
86,947,597	High Yield Bond Portfolio	579,070,993
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,075,319,456)	1,032,765,966
	TOTAL INVESTMENTS — 99.5% (IDENTIFIED COST $1,268,303,763)[8]	1,234,506,426
	OTHER ASSETS AND LIABILITIES - NET — 0.5%[9]	5,744,380
	TOTAL NET ASSETS — 100%	$1,240,250,806

At May 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[3] United State Treasury Note 10-Year Long Futures	650	79,696,094	September 2011	638,443

Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2011, these restricted securities amounted to $39,032,449, which represented 3.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2011, these liquid restricted securities amounted to $37,180,563, which represented 3.0% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,268,478,165.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$ —	$6,160,110	$0	$6,160,110
International Bonds	—	4,819,628	—	4,819,628
Governments/Agencies	—	99,617,813	—	99,617,813
Asset-Backed Securities	—	9,383	—	9,383
Collateralized Mortgage Obligations	—	60,116,697	—	60,116,697
Mortgage-Backed Securities	—	90	—	90
U.S. Treasury	—	30,249,063	—	30,249,063
Equity Securities:
Common Stock
Domestic	94,953	—	—	94,953
Preferred Stocks
Domestic	565,900	—	—	565,900
Warrants	106,823	—	—	106,823
Mutual Funds	1,026,290,608	6,475,358[2]	—	1,032,765,966
TOTAL SECURITIES	$1,027,058,284	$207,448,142	$0	$1,234,506,426
OTHER FINANCIAL INSTRUMENTS[3]	$638,443	$ —	$ —	$638,443

1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $6,314,656 of securities transferred from Level 1 to Level 2 because the adviser determined that these securities more appropriately meet the definition of Level 2. Transfers shown represent the value of the securities at the beginning of the period.
3	Other financial instruments include futures contracts.
Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Corporate Bonds
Balance as of December 1, 2010	$ —
Change in unrealized appreciation/depreciation	(25)
Transfers in and/or out of Level 3	25[1]
Balance as of May 31, 2011	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at May 31, 2011	$(25)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the security at the beginning of the period.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $1,032,765,966 of investments in affiliated holdings (Note 5) (identified cost $1,268,303,763)		$1,234,506,426
Cash denominated in foreign currencies (identified cost $1,258,100)		1,307,731
Restricted cash (Note 2)		1,272,000
Income receivable		2,096,544
Income receivable from affiliated holdings		4,437,746
Receivable for shares sold		3,487,652
Receivable for daily variation margin		91,406
TOTAL ASSETS		1,247,199,505
Liabilities:
Payable for shares redeemed	$6,285,945
Bank overdraft	165
Payable for distribution services fee (Note 5)	243,044
Payable for shareholder services fee (Note 5)	216,428
Accrued expenses	203,117
TOTAL LIABILITIES		6,948,699
Net assets for 133,923,287 shares outstanding		$1,240,250,806
Net Assets Consist of:
Paid-in capital		$1,335,243,985
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(33,066,331)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(61,380,461)
Distributions in excess of net investment income		(546,387)
TOTAL NET ASSETS		$1,240,250,806
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($658,310,419 ÷ 71,030,398 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.27
Offering price per share (100/95.50 of $9.27)	$9.71
Redemption proceeds per share	$9.27
Class B Shares:
Net asset value per share ($146,514,294 ÷ 15,819,105 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.26
Offering price per share	$9.26
Redemption proceeds per share (94.50/100 of $9.26)	$8.75
Class C Shares:
Net asset value per share ($236,452,968 ÷ 25,526,489 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.26
Offering price per share	$9.26
Redemption proceeds per share (99.00/100 of $9.26)	$9.17
Class F Shares:
Net asset value per share ($57,682,046 ÷ 6,250,681 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.23
Offering price per share (100/99.00 of $9.23)	$9.32
Redemption proceeds per share (99.00/100 of $9.23)	$9.14
Institutional Shares:
Net asset value per share ($141,291,079 ÷ 15,296,614 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.24
Offering price per share	$9.24
Redemption proceeds per share	$9.24

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2011 (unaudited)

Investment Income:
Dividends received from affiliated holdings (Note 5)		$27,928,720
Interest (including income on securities loaned of $1,439)		3,915,198
Investment income allocated from affiliated partnership (Note 5)		11,552,583
TOTAL INCOME		43,396,501
Expenses:
Investment adviser fee (Note 5)	$5,043,874
Administrative fee (Note 5)	463,541
Custodian fees	47,131
Transfer and dividend disbursing agent fees and expenses	597,278
Directors'/Trustees' fees	7,642
Auditing fees	12,678
Legal fees	3,565
Portfolio accounting fees	90,959
Distribution services fee (Note 5)	1,426,632
Shareholder services fee (Note 5)	1,344,748
Account administration fee (Note 2)	2,581
Share registration costs	55,774
Printing and postage	57,681
Insurance premiums	3,234
Taxes	43,903
Miscellaneous	3,762
TOTAL EXPENSES	9,204,983
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(396,670)
Waiver of administrative fee	(11,965)
TOTAL WAIVERS AND REIMBURSEMENT		$(408,635)
Net expenses			$8,796,348
Net investment income			34,600,153
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $(7,981,926) on sales of investments in affiliated holdings (Note 5))			3,990,803
Realized gain distribution from affiliated investment company shares (Note 5)			7,004
Net realized loss on futures contracts			(3,370,833)
Net realized gain allocated from affiliated partnership (Note 5)			2,349,995
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			19,654,945
Net change in unrealized appreciation of futures contracts			638,443
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			23,270,357
Change in net assets resulting from operations			$57,870,510

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2011	Year Ended 11/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,600,153	$64,261,315
Net realized gain on investments, including allocated from affiliated partnership, futures contracts and foreign currency transactions	2,976,969	200,285
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	20,293,388	39,099,022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	57,870,510	103,560,622
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(20,303,360)	(37,147,451)
Class B Shares	(4,247,269)	(9,339,467)
Class C Shares	(6,319,497)	(10,913,864)
Class F Shares	(1,735,718)	(2,928,510)
Institutional Shares	(3,422,719)	(2,537,886)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,028,563)	(62,867,178)
Share Transactions:
Proceeds from sale of shares	246,665,268	374,937,799
Net asset value of shares issued to shareholders in payment of distributions declared	30,321,663	52,745,038
Cost of shares redeemed	(199,552,029)	(328,196,471)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	77,434,902	99,486,366
Change in net assets	99,276,849	140,179,810
Net Assets:
Beginning of period	1,140,973,957	1,000,794,147
End of period (including undistributed (distributions in excess of) net investment income of $(546,387) and $882,023, respectively)	$1,240,250,806	$1,140,973,957

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2011 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended May 31, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$1,178
Class C Shares	1,403
TOTAL	$2,581

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Semi-Annual Shareholder Report

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Semi-Annual Shareholder Report

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2011, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2011, the Fund had no outstanding securities on loan.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a Semi-Annual Shareholder Report security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at May 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.29%, 4/01/2020	5/14/1999 – 5/27/1999	$1,073,393	$1,310,401
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	2/4/1998	$19,094	$6,243
Union Central Life Ins Co, Note, 8.200%, 11/1/2026	10/31/1996	$497,390	$535,242

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$638,443*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(3,370,833)	$ —	$(3,370,833)
Foreign exchange contracts	—	342,795	342,795
TOTAL	$(3,370,833)	$342,795	$(3,028,038)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$638,443	$ —	$638,443
Foreign exchange contracts	—	137,439	137,439
TOTAL	$638,443	$137,439	$775,882

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,868,751	$108,814,265	22,165,094	$198,626,243
Shares issued to shareholders in payment of distributions declared	1,921,270	17,568,791	3,533,498	31,487,928
Shares redeemed	(12,272,081)	(112,521,522)	(22,836,097)	(202,940,161)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,517,940	$13,861,534	2,862,495	$27,174,010
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,301,973	$11,921,020	3,073,564	$27,398,136
Shares issued to shareholders in payment of distributions declared	387,213	3,536,798	871,001	7,750,077
Shares redeemed	(3,626,374)	(33,264,325)	(7,376,855)	(65,655,110)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,937,188)	$(17,806,507)	(3,432,290)	$(30,506,897)
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,714,002	$34,033,031	7,691,315	$68,682,423
Shares issued to shareholders in payment of distributions declared	568,480	5,194,195	991,451	8,839,448
Shares redeemed	(3,239,290)	(29,678,616)	(4,638,187)	(41,263,843)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,043,192	$9,548,610	4,044,579	$36,258,028
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	830,789	$7,580,228	1,610,420	$14,259,943
Shares issued to shareholders in payment of distributions declared	164,714	1,500,283	282,914	2,513,154
Shares redeemed	(483,673)	(4,421,713)	(888,078)	(7,877,590)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	511,830	$4,658,798	1,005,256	$8,895,507
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,233,698	$84,316,724	7,393,613	$65,971,054
Shares issued to shareholders in payment of distributions declared	276,377	2,521,596	240,602	2,154,431
Shares redeemed	(2,154,378)	(19,665,853)	(1,166,099)	(10,459,767)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,355,697	$67,172,467	6,468,116	$57,665,718
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,491,471	$77,434,902	10,948,156	$99,486,366
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION

At May 31, 2011, the cost of investments for federal tax purposes was $1,268,478,165. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and futures contracts was $33,971,739. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,195,624 and net unrealized depreciation from investments for those securities having an excess of cost over value of $57,167,363.

At November 30, 2010, the Fund had a capital loss carryforward of $46,027,973 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$18,606,701
2017	$27,421,272

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, the Adviser voluntarily waived $385,260 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $11,965 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$571,734
Class C Shares	854,898
TOTAL	$1,426,632

For the six months ended May 31, 2011, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2011, FSC retained $204,702 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2011, FSC retained $95,915 in sales charges from the sale of Class A Shares. FSC also retained $4,512 of CDSC relating to redemptions of Class C Shares and $2,886 relating to redemptions of Class F Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,308 of Service Fees for the six months ended May 31, 2011. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$802,168
Class B Shares	190,578
Class C Shares	283,563
Class F Shares	68,439
TOTAL	$1,344,748

For the six months ended May 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.01%, 2.01%, 1.26% and 1.01% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2011, the Adviser reimbursed $11,410. Transactions involving affiliated holdings during the six months ended May 31, 2011, were as follows:

Affiliates	Balance of Shares Held 11/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2011	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	11,874,187	2,200,702	1,367,034	12,707,855	$362,019,719	$13,902,578*
Federated Mortgage Core Portfolio	411,964	7,926,153	597,312	7,740,805	78,569,174	1,084,055
Federated Prime Value Obligations Fund, Institutional Shares	9,579,166	193,635,569	196,584,013	6,630,722	6,630,722	19,108
Federated Project and Trade Finance Core Fund	632,731	16,753	—	649,484	6,475,358	166,833**
High Yield Bond Portfolio	83,623,069	5,951,821	2,627,293	86,947,597	579,070,993	26,665,728
TOTAL OF AFFILIATED TRANSACTIONS	106,121,117	209,730,998	201,175,652	114,676,463	$1,032,765,966	$41,838,302
*	Includes net realized gain allocated from affiliated partnership of $2,349,995.
**	Includes a capital gain distribution of $7,004.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2011, were as follows:

Purchases	$206,864,329
Sales	$168,720,018
Semi-Annual Shareholder Report

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the program was not utilized.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated strategic income fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809
Cusip 31417P841

G00324-01 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Fixed Income Securities, Inc.

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	July 19, 2011

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011